Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2021
Disclosure of information about key management personnel [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL

8. REMUNERATION OF KEY MANAGEMENT PERSONNEL

$’000	Year ended December 31,
	2021				2020				2019
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Salary	Share based payments	Bonus
G. Cerrone (1)	330	855	-	624	170	13,588	-	155	102	-	296	182
R. Dalla Favera	-	-	-	-	-	-	-	-	3	-	-	-
Willy Simon	59			93	49	-	-	31	48	-	-	-
Gregor MacRae	-	-	-	-	27	-	-	-	-	-	-	-
J Brancaccio	59	--	-	93	22	-	-	31	-	-	-	-
K. Shailubhai	-	210	600	492	-	210	600	2,069	-	600	695	210
T Adams	-	-	413	2,197	-	-	-	-	-	-	-
	448	1,065	1,013	3,499	268	13,798	600	2,286	153	600	991	392

(1)	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares ; his 2020 bonus includes a $13.2m realization bonus; his 2019 bonus covers the period June 9, 2016 to December 31, 2019

All bonuses are short term. No post-employment or termination payments were made.

The following share options were granted to directors in the following periods:

	Year ended December 31,
	2021	2020	2019
	Number of options	Number of options	Number of options

G. Cerrone	-	1,800,000	-
K. Shailubhai	-	-	-
L. Zanbeletti	-	-	-
W.Simon	-	250,000	-
J. Brancaccio	-	250,000	-
T Adams	3,500,000	-	-
	3,500,000	2,300,000	-

The key management personnel of the Group are considered to be represented by the directors and officers of the Company.

No director has yet benefitted from any increase in the value of share capital since issuance of the options.

No share options were exercised by directors in the year. 2,319,225 share options were exercised by directors in the year to 31 December 2020 for an intrinsic gain of $4.1m.

The Company made $24k (2020: $10k, 2019: $16k) of payments to a defined contribution pension schemes on behalf of directors or employees.